Schedule of investments
Delaware Premium Income Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 126.72%♦
Communication Services — 7.40%
Alphabet Class A ~, †	14,800	$ 2,067,412
Comcast Class A ~	27,600	1,210,260
		3,277,672
Consumer Discretionary — 12.98%
Booking Holdings ~, †	500	1,773,610
Darden Restaurants ~	6,400	1,051,520
Home Depot ~	5,900	2,044,645
Whirlpool ~	7,200	876,744
		5,746,519
Consumer Staples — 12.61%
Constellation Brands Class A ~	4,300	1,039,525
Costco Wholesale ~	1,000	660,080
Kimberly-Clark ~	9,400	1,142,194
Mondelez International Class A ~	12,300	890,889
PepsiCo ~	8,300	1,409,672
Philip Morris International ~	4,700	442,176
		5,584,536
Energy — 6.60%
Chevron ~	9,600	1,431,936
Exxon Mobil ~	14,900	1,489,702
		2,921,638
Financials — 21.79%
American Express ~	9,300	1,742,262
Bank of America ~	44,200	1,488,214
BlackRock ~	3,200	2,597,760
JPMorgan Chase & Co. ~	12,500	2,126,250
Visa Class A ~	6,500	1,692,275
		9,646,761
Healthcare — 10.76%
Bristol-Myers Squibb ~	17,700	908,187
Medtronic ~	12,000	988,560
Pfizer ~	41,000	1,180,390
UnitedHealth Group ~	3,200	1,684,704
		4,761,841
Industrials — 15.84%
Boeing ~, †	8,400	2,189,544
CSX ~	59,200	2,052,464
Lockheed Martin ~	3,400	1,541,016
RTX ~	14,600	1,228,444
		7,011,468
Information Technology — 33.30%
Apple ~	9,200	1,771,276
Broadcom ~	2,300	2,567,375
Cisco Systems ~	36,500	1,843,980
Corning ~	48,200	1,467,690
International Business Machines ~	5,600	915,880
Micron Technology ~	11,800	1,007,012
Microsoft ~	9,800	3,685,192
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Texas Instruments ~	8,700	$ 1,483,002
		14,741,407
Real Estate — 2.34%
Digital Realty Trust ~	7,700	1,036,266
		1,036,266
Utilities — 3.10%
NextEra Energy ~	22,600	1,372,724
		1,372,724
Total Common Stocks (cost $43,590,720)		56,100,832

Short-Term Investments — 2.23%
Money Market Mutual Funds — 2.23%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	246,608	246,608
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	246,608	246,608
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	246,608	246,608
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	246,609	246,609
Total Short-Term Investments (cost $986,433)		986,433
Total Value of Securities Before Options Written—128.95% (cost $44,577,153)		57,087,265
	Number of contracts
Options Written — (28.96%)
Equity Call Options — (28.96%)
Alphabet, strike price $115, expiration date 9/20/24, notional amount $(1,702,000)	(148)	(483,590)
American Express, strike price $140, expiration date 9/20/24, notional amount $(1,302,000)	(93)	(494,760)
NQ- FOR [1223] 0224 (3377172)    1

Schedule of investments
Delaware Premium Income Fund   (Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Apple, strike price $145, expiration date 9/20/24, notional amount $(667,000)	(46)	$ (246,560)
Apple, strike price $165, expiration date 6/21/24, notional amount $(759,000)	(46)	(155,480)
Bank of America, strike price $23, expiration date 6/21/24, notional amount $(1,016,600)	(442)	(492,830)
BlackRock, strike price $530, expiration date 6/21/24, notional amount $(1,696,000)	(32)	(933,600)
Boeing, strike price $155, expiration date 9/20/24, notional amount $(852,500)	(55)	(619,575)
Boeing, strike price $200, expiration date 6/21/24, notional amount $(580,000)	(29)	(198,215)
Booking Holdings, strike price $2,550, expiration date 6/21/24, notional amount $(1,275,000)	(5)	(544,000)
Bristol-Myers Squibb, strike price $50, expiration date 6/21/24, notional amount $(885,000)	(177)	(76,553)
Broadcom, strike price $710, expiration date 6/21/24, notional amount $(1,633,000)	(23)	(971,060)
Chevron, strike price $145, expiration date 1/19/24, notional amount $(1,392,000)	(96)	(56,160)
Cisco Systems, strike price $45, expiration date 6/21/24, notional amount $(1,642,500)	(365)	(256,412)
Comcast, strike price $37.5, expiration date 6/21/24, notional amount $(1,035,000)	(276)	(207,690)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Constellation Brands, strike price $215, expiration date 6/21/24, notional amount $(924,500)	(43)	$ (150,500)
Corning, strike price $26, expiration date 5/17/24, notional amount $(1,253,200)	(482)	(241,000)
Costco Wholesale, strike price $465, expiration date 6/21/24, notional amount $(465,000)	(10)	(206,400)
CSX, strike price $27.5, expiration date 1/17/25, notional amount $(1,628,000)	(592)	(520,960)
Darden Restaurants, strike price $120, expiration date 6/21/24, notional amount $(768,000)	(64)	(293,440)
Digital Realty Trust, strike price $110, expiration date 4/19/24, notional amount $(847,000)	(77)	(211,365)
Exxon Mobil, strike price $92.5, expiration date 6/21/24, notional amount $(1,378,250)	(149)	(172,840)
Home Depot, strike price $250, expiration date 6/21/24, notional amount $(1,475,000)	(59)	(593,982)
International Business Machines, strike price $130, expiration date 6/21/24, notional amount $(728,000)	(56)	(195,580)
JPMorgan Chase & Co., strike price $125, expiration date 1/19/24, notional amount $(500,000)	(40)	(182,400)
JPMorgan Chase & Co., strike price $130, expiration date 6/21/24, notional amount $(1,105,000)	(85)	(358,912)

2    NQ- FOR [1223] 0224 (3377172)

(Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Kimberly-Clark, strike price $100, expiration date 6/21/24, notional amount $(450,000)	(45)	$ (105,300)
Kimberly-Clark, strike price $105, expiration date 6/21/24, notional amount $(189,000)	(18)	(34,020)
Kimberly-Clark, strike price $110, expiration date 4/19/24, notional amount $(341,000)	(31)	(39,835)
Lockheed Martin, strike price $390, expiration date 7/19/24, notional amount $(234,000)	(6)	(43,830)
Lockheed Martin, strike price $400, expiration date 1/17/25, notional amount $(1,120,000)	(28)	(212,660)
Medtronic, strike price $65, expiration date 6/21/24, notional amount $(604,500)	(93)	(181,815)
Medtronic, strike price $77.5, expiration date 6/21/24, notional amount $(209,250)	(27)	(22,748)
Micron Technology, strike price $72.5, expiration date 6/21/24, notional amount $(855,500)	(118)	(201,780)
Microsoft, strike price $285, expiration date 3/15/24, notional amount $(1,767,000)	(62)	(586,210)
Microsoft, strike price $320, expiration date 7/19/24, notional amount $(1,152,000)	(36)	(257,220)
Mondelez International, strike price $55, expiration date 6/21/24, notional amount $(357,500)	(65)	(123,175)
Mondelez International, strike price $60, expiration date 6/21/24, notional amount $(348,000)	(58)	(80,330)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
NextEra Energy, strike price $42.5, expiration date 1/17/25, notional amount $(255,000)	(60)	$ (122,100)
NextEra Energy, strike price $47.5, expiration date 1/17/25, notional amount $(218,500)	(46)	(73,830)
NextEra Energy, strike price $50, expiration date 6/21/24, notional amount $(600,000)	(120)	(143,400)
PepsiCo, strike price $135, expiration date 6/21/24, notional amount $(459,000)	(34)	(127,075)
PepsiCo, strike price $140, expiration date 6/21/24, notional amount $(364,000)	(26)	(84,695)
PepsiCo, strike price $150, expiration date 4/19/24, notional amount $(345,000)	(23)	(51,118)
Pfizer, strike price $30, expiration date 3/15/24, notional amount $(1,230,000)	(410)	(36,695)
Philip Morris International, strike price $80, expiration date 1/17/25, notional amount $(376,000)	(47)	(79,195)
RTX, strike price $65, expiration date 6/21/24, notional amount $(325,000)	(50)	(102,750)
RTX, strike price $70, expiration date 9/20/24, notional amount $(672,000)	(96)	(163,200)
Texas Instruments, strike price $120, expiration date 6/21/24, notional amount $(312,000)	(26)	(134,030)
Texas Instruments, strike price $135, expiration date 10/18/24, notional amount $(283,500)	(21)	(85,575)
Texas Instruments, strike price $140, expiration date 6/21/24, notional amount $(560,000)	(40)	(135,400)

NQ- FOR [1223] 0224 (3377172)    3

Schedule of investments
Delaware Premium Income Fund   (Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
UnitedHealth Group, strike price $410, expiration date 6/21/24, notional amount $(328,000)	(8)	$ (102,260)
UnitedHealth Group, strike price $440, expiration date 6/21/24, notional amount $(440,000)	(10)	(101,150)
UnitedHealth Group, strike price $470, expiration date 6/21/24, notional amount $(658,000)	(14)	(105,210)
Visa, strike price $200, expiration date 6/21/24, notional amount $(380,000)	(19)	(125,258)
Visa, strike price $215, expiration date 6/21/24, notional amount $(989,000)	(46)	(240,120)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Whirlpool, strike price $115, expiration date 1/19/24, notional amount $(828,000)	(72)	$ (57,240)
Total Options Written (premium received $9,929,392)		(12,823,088)

Receivables and Other Assets Net of Liabilities—0.01%		5,969
Net Assets Applicable to 3,914,695 Shares Outstanding—100.00%		$44,270,146
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
~	All or a portion of the security has been pledged as collateral for outstanding options written.
†	Non-income producing security.

4    NQ- FOR [1223] 0224 (3377172)